Condensed financial information of the parent company - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 91,731,395	$ 12,567,149	¥ 39,133,539	¥ (361,964,123)
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss in subsidiaries, VIEs and VIEs' subsidiaries	4,048,792	554,682	(3,207,384)	(13,998,022)
Share-based compensation expense	2,257,795	309,317	4,935,782	24,053,760
Income from the repurchase of convertible senior notes				(10,028,456)
Investment loss of short-term Investments	(128,094,346)	(17,548,853)	(13,304,022)	41,288,248
Foreign exchange loss/(gain), net	(20,658,172)	(2,830,158)	2,931,704	(250,234)
Net cash provided by/(used in) operating activities	(111,000,228)	(15,206,969)	352,019,561	260,871,457
Net cash (used in)/provided by investing activities	(2,344,367,080)	(321,176,972)	3,895,444,173	1,884,829,256
Net cash (used in)/provided by financing activities	186,843,558	25,597,463	(565,971,561)	(834,990,791)
Effect of exchange rate changes on cash and cash equivalents	46,243,392	6,335,317	12,538,338	18,618,221
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	(2,222,280,358)	(304,451,161)	3,694,030,511	1,329,328,143
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	7,266,778,502	995,544,573	3,572,747,991	2,243,419,848
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	5,044,498,144	691,093,412	7,266,778,502	3,572,747,991
Parent Company | Reportable legal entity
Cash flows from operating activities:
Net income/(loss)	91,731,395	12,567,149	39,133,539	(361,964,123)
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss in subsidiaries, VIEs and VIEs' subsidiaries	100,160,207	13,721,893	69,628,327	320,543,213
Share-based compensation expense	2,257,795	309,317	4,935,782	24,053,760
Income from the repurchase of convertible senior notes				(10,028,456)
Accrued interest of convertible senior notes				1,732,915
Investment loss of short-term Investments	1,925,270	263,761	138,739,373	67,907,228
Foreign exchange loss/(gain), net	(20,792,611)	(2,848,576)	545,948	(404,232)
Payables to employee	4,893,049	670,345	405,208	66,077
Other payables	10,942,366	1,499,098	2,935,558	2,937,392
Net cash provided by/(used in) operating activities	191,117,471	26,182,987	256,323,735	44,843,774
Net cash (used in)/provided by investing activities	(523,283,656)	(71,689,567)	29,180,599	908,576,201
Net cash (used in)/provided by financing activities	186,843,558	25,597,462	(420,660,054)	(834,990,790)
Effect of exchange rate changes on cash and cash equivalents	37,199,026	5,096,246	(10,899,643)	(117,327,970)
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	(108,123,601)	(14,812,872)	(146,055,363)	1,101,215
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	413,317,806	56,624,307	559,373,169	558,271,954
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	¥ 305,194,205	$ 41,811,435	¥ 413,317,806	¥ 559,373,169